General information, textuals 2 (Details)	Dec. 31, 2012
[LikiepShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,426
[OranginaIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,426
[LemonginaIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,729
[RalikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,206
[MiliShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,714
[EbonShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,714
[MejitShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,729
[MicronesiaShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,729
[RongerikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,739
[UtirikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,739